BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
BASIS OF PRESENTATION

The accompanying unaudited condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements. In the opinion of management, the financial statements reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the financial position and results of operations of the Company. These consolidated financial statements and notes thereto are unaudited and should be read in conjunction with the InspireMD Ltd.’s audited financial statements for the year ended December 31, 2010. The balance sheet for December 31, 2010 was derived from InspireMD Ltd.'s audited financial statements for the year ended December 31, 2010. The results of operations for the nine months ended September 30, 2011 are not necessarily indicative of results that could be expected for the entire fiscal year.